Current and long-term debt - Schedule of debt rollforward by facility (Details) - USD ($) $ in Thousands	1 Months Ended		6 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Drawdowns			$ 367,578	$ 318,194
Repayments			(341,449)	(381,657)
Carrying Value as of June 30, 2021	$ 458,600		458,600
Non-Current	824,401		824,401		$ 971,172
2020 $225 Million Credit Facility
Disclosure of detailed information about borrowings [line items]
Carrying Value as of June 30, 2021				$ 225,000
2021 $21.0 Million Credit Facility
Disclosure of detailed information about borrowings [line items]
Carrying Value as of December 31, 2020		$ 21,000
Carrying Value as of June 30, 2021	21,000		21,000
2021 $21.0 Million Credit Facility | KEXIM Credit Facility
Disclosure of detailed information about borrowings [line items]
Carrying Value as of December 31, 2020		21,000
$116.0 Million Lease Financing
Disclosure of detailed information about borrowings [line items]
Carrying Value as of June 30, 2021	116,000		116,000
$116.0 Million Lease Financing | KEXIM Credit Facility
Disclosure of detailed information about borrowings [line items]
Carrying Value as of December 31, 2020		116,000
$157.5 Million Lease Financing
Disclosure of detailed information about borrowings [line items]
Carrying Value as of June 30, 2021	157,500		157,500
$670.0 Million Lease Financing
Disclosure of detailed information about borrowings [line items]
Carrying Value as of June 30, 2021	670,000		670,000
Convertible Notes Due 2022
Disclosure of detailed information about borrowings [line items]
Repayments	(19,400)	(62,100)
Carrying Value as of June 30, 2021	66,500		66,500
Borrowings, noncash accretion and amortization			2,900
Convertible Notes Due 2025
Disclosure of detailed information about borrowings [line items]
Drawdowns	19,400	$ 62,100
Carrying Value as of June 30, 2021	196,300		196,300
Borrowings, noncash accretion and amortization			2,500
Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Carrying Value as of December 31, 2020			3,070,271
Drawdowns			486,997
Repayments			(370,123)
Other Activity			3,974
Carrying Value as of June 30, 2021	3,191,119		3,191,119
Current	452,394		452,394
Non-Current	2,738,725		2,738,725
Gross carrying amount | KEXIM Credit Facility
Disclosure of detailed information about borrowings [line items]
Carrying Value as of December 31, 2020			15,932
Drawdowns			0
Repayments			(15,932)
Other Activity			0
Carrying Value as of June 30, 2021	0		0
Current	0		0
Non-Current	0		0
Gross carrying amount | ING Credit Facility
Disclosure of detailed information about borrowings [line items]
Carrying Value as of December 31, 2020			191,348
Drawdowns			2,128
Repayments			(161,090)
Other Activity			0
Carrying Value as of June 30, 2021	32,386		32,386
Current	16,354		16,354
Non-Current	16,032		16,032
Gross carrying amount | 2018 NIBC Credit Facility
Disclosure of detailed information about borrowings [line items]
Carrying Value as of December 31, 2020			31,066
Drawdowns			0
Repayments			(31,066)
Other Activity			0
Carrying Value as of June 30, 2021	0		0
Current	0		0
Non-Current	0		0
Gross carrying amount | Credit Agricole Credit Facility
Disclosure of detailed information about borrowings [line items]
Carrying Value as of December 31, 2020			80,676
Drawdowns			0
Repayments			(4,283)
Other Activity			371
Carrying Value as of June 30, 2021	76,764		76,764
Current	7,862		7,862
Non-Current	68,902		68,902
Gross carrying amount | ABN AMRO / K-Sure Credit Facility
Disclosure of detailed information about borrowings [line items]
Carrying Value as of December 31, 2020			40,587
Drawdowns			0
Repayments			(1,926)
Other Activity			344
Carrying Value as of June 30, 2021	39,005		39,005
Current	3,190		3,190
Non-Current	35,815		35,815
Gross carrying amount | Citibank / K-Sure Credit Facility
Disclosure of detailed information about borrowings [line items]
Carrying Value as of December 31, 2020			84,478
Drawdowns			0
Repayments			(4,208)
Other Activity			871
Carrying Value as of June 30, 2021	81,141		81,141
Current	81,141		81,141
Non-Current	0		0
Gross carrying amount | ABN / SEB Credit Facility
Disclosure of detailed information about borrowings [line items]
Carrying Value as of December 31, 2020			97,856
Drawdowns			0
Repayments			(21,692)
Other Activity			0
Carrying Value as of June 30, 2021	76,164		76,164
Current	10,117		10,117
Non-Current	66,047		66,047
Gross carrying amount | Hamburg Commercial Credit Facility
Disclosure of detailed information about borrowings [line items]
Carrying Value as of December 31, 2020			40,315
Drawdowns			0
Repayments			(1,645)
Other Activity			0
Carrying Value as of June 30, 2021	38,670		38,670
Current	3,292		3,292
Non-Current	35,378		35,378
Gross carrying amount | Prudential Credit Facility
Disclosure of detailed information about borrowings [line items]
Carrying Value as of December 31, 2020			50,378
Drawdowns			0
Repayments			(2,773)
Other Activity			0
Carrying Value as of June 30, 2021	47,605		47,605
Current	5,546		5,546
Non-Current	42,059		42,059
Gross carrying amount | 2019 DNB / GIEK Credit Facility
Disclosure of detailed information about borrowings [line items]
Carrying Value as of December 31, 2020			52,563
Drawdowns			0
Repayments			(3,556)
Other Activity			0
Carrying Value as of June 30, 2021	49,007		49,007
Current	7,113		7,113
Non-Current	41,894		41,894
Gross carrying amount | BNPP Sinosure Credit Facility
Disclosure of detailed information about borrowings [line items]
Carrying Value as of December 31, 2020			94,733
Drawdowns			1,915
Repayments			(5,167)
Other Activity			0
Carrying Value as of June 30, 2021	91,481		91,481
Current	10,334		10,334
Non-Current	81,147		81,147
Gross carrying amount | 2020 $225 Million Credit Facility
Disclosure of detailed information about borrowings [line items]
Carrying Value as of December 31, 2020			208,890
Drawdowns			0
Repayments			(10,501)
Other Activity			0
Carrying Value as of June 30, 2021	198,389		198,389
Current	21,001		21,001
Non-Current	177,388		177,388
Gross carrying amount | 2021 $21.0 Million Credit Facility
Disclosure of detailed information about borrowings [line items]
Carrying Value as of December 31, 2020			0
Drawdowns			21,000
Repayments			(585)
Other Activity			0
Carrying Value as of June 30, 2021	20,415		20,415
Current	2,340		2,340
Non-Current	18,075		18,075
Gross carrying amount | Ocean Yield Lease Financing
Disclosure of detailed information about borrowings [line items]
Carrying Value as of December 31, 2020			137,399
Drawdowns			0
Repayments			(5,515)
Other Activity			90
Carrying Value as of June 30, 2021	131,974		131,974
Current	11,213		11,213
Non-Current	120,761		120,761
Gross carrying amount | BCFL Lease Financing (LR2s)
Disclosure of detailed information about borrowings [line items]
Carrying Value as of December 31, 2020			83,974
Drawdowns			3,814
Repayments			(5,228)
Other Activity			258
Carrying Value as of June 30, 2021	82,818		82,818
Current	10,529		10,529
Non-Current	72,289		72,289
Gross carrying amount | CSSC Lease Financing
Disclosure of detailed information about borrowings [line items]
Carrying Value as of December 31, 2020			136,949
Drawdowns			0
Repayments			(5,464)
Other Activity			(254)
Carrying Value as of June 30, 2021	131,231		131,231
Current	11,418		11,418
Non-Current	119,813		119,813
Gross carrying amount | CSSC Scrubber Lease Financing
Disclosure of detailed information about borrowings [line items]
Carrying Value as of December 31, 2020			4,443
Drawdowns			0
Repayments			(1,960)
Other Activity			0
Carrying Value as of June 30, 2021	2,483		2,483
Current	2,352		2,352
Non-Current	131		131
Gross carrying amount | BCFL Lease Financing (MRs)
Disclosure of detailed information about borrowings [line items]
Carrying Value as of December 31, 2020			77,748
Drawdowns			5,779
Repayments			(7,100)
Other Activity			0
Carrying Value as of June 30, 2021	76,427		76,427
Current	15,244		15,244
Non-Current	61,183		61,183
Gross carrying amount | 2018 CMBFL Lease Financing
Disclosure of detailed information about borrowings [line items]
Carrying Value as of December 31, 2020			124,993
Drawdowns			0
Repayments			(6,504)
Other Activity			0
Carrying Value as of June 30, 2021	118,489		118,489
Current	13,007		13,007
Non-Current	105,482		105,482
Gross carrying amount | $116.0 Million Lease Financing
Disclosure of detailed information about borrowings [line items]
Carrying Value as of December 31, 2020			103,801
Drawdowns			1,926
Repayments			(4,840)
Other Activity			0
Carrying Value as of June 30, 2021	100,887		100,887
Current	10,315		10,315
Non-Current	90,572		90,572
Gross carrying amount | AVIC Lease Financing
Disclosure of detailed information about borrowings [line items]
Carrying Value as of December 31, 2020			119,732
Drawdowns			0
Repayments			(6,663)
Other Activity			0
Carrying Value as of June 30, 2021	113,069		113,069
Current	13,327		13,327
Non-Current	99,742		99,742
Gross carrying amount | China Huarong Lease Financing
Disclosure of detailed information about borrowings [line items]
Carrying Value as of December 31, 2020			110,250
Drawdowns			10,000
Repayments			(8,417)
Other Activity			0
Carrying Value as of June 30, 2021	111,833		111,833
Current	16,833		16,833
Non-Current	95,000		95,000
Gross carrying amount | $157.5 Million Lease Financing
Disclosure of detailed information about borrowings [line items]
Carrying Value as of December 31, 2020			123,800
Drawdowns			0
Repayments			(7,071)
Other Activity			0
Carrying Value as of June 30, 2021	116,729		116,729
Current	14,143		14,143
Non-Current	102,586		102,586
Gross carrying amount | COSCO Lease Financing
Disclosure of detailed information about borrowings [line items]
Carrying Value as of December 31, 2020			68,750
Drawdowns			0
Repayments			(3,850)
Other Activity			0
Carrying Value as of June 30, 2021	64,900		64,900
Current	7,700		7,700
Non-Current	57,200		57,200
Gross carrying amount | 2020 CMBFL Lease Financing
Disclosure of detailed information about borrowings [line items]
Carrying Value as of December 31, 2020			44,573
Drawdowns			0
Repayments			(1,621)
Other Activity			0
Carrying Value as of June 30, 2021	42,952		42,952
Current	3,242		3,242
Non-Current	39,710		39,710
Gross carrying amount | 2020 TSFL Lease Financing
Disclosure of detailed information about borrowings [line items]
Carrying Value as of December 31, 2020			47,250
Drawdowns			0
Repayments			(1,661)
Other Activity			0
Carrying Value as of June 30, 2021	45,589		45,589
Current	3,321		3,321
Non-Current	42,268		42,268
Gross carrying amount | 2020 SPDBFL Lease Financing
Disclosure of detailed information about borrowings [line items]
Carrying Value as of December 31, 2020			96,500
Drawdowns			0
Repayments			(6,125)
Other Activity			0
Carrying Value as of June 30, 2021	90,375		90,375
Current	6,496		6,496
Non-Current	83,879		83,879
Gross carrying amount | 2021 AVIC Lease Financing
Disclosure of detailed information about borrowings [line items]
Carrying Value as of December 31, 2020			0
Drawdowns			96,352
Repayments			(1,808)
Other Activity			0
Carrying Value as of June 30, 2021	94,544		94,544
Current	7,252		7,252
Non-Current	87,292		87,292
Gross carrying amount | 2021 CMBFL Lease Financing
Disclosure of detailed information about borrowings [line items]
Carrying Value as of December 31, 2020			0
Drawdowns			79,050
Repayments			(1,225)
Other Activity			0
Carrying Value as of June 30, 2021	77,825		77,825
Current	6,520		6,520
Non-Current	71,305		71,305
Gross carrying amount | 2021 TSFL Lease Financing
Disclosure of detailed information about borrowings [line items]
Carrying Value as of December 31, 2020			0
Drawdowns			57,663
Repayments			(1,096)
Other Activity			0
Carrying Value as of June 30, 2021	56,567		56,567
Current	4,380		4,380
Non-Current	52,187		52,187
Gross carrying amount | 2021 CSSC Lease Financing
Disclosure of detailed information about borrowings [line items]
Carrying Value as of December 31, 2020			0
Drawdowns			57,400
Repayments			(877)
Other Activity			0
Carrying Value as of June 30, 2021	56,523		56,523
Current	5,262		5,262
Non-Current	51,261		51,261
Gross carrying amount | IFRS 16 - Leases - 7 Handymax
Disclosure of detailed information about borrowings [line items]
Carrying Value as of December 31, 2020			2,247
Drawdowns			0
Repayments			(1,879)
Other Activity			(368)
Carrying Value as of June 30, 2021	0		0
Current	0		0
Non-Current	0		0
Gross carrying amount | IFRS 16 - Leases - 3 MR
Disclosure of detailed information about borrowings [line items]
Carrying Value as of December 31, 2020			36,936
Drawdowns			0
Repayments			(3,765)
Other Activity			0
Carrying Value as of June 30, 2021	33,171		33,171
Current	7,895		7,895
Non-Current	25,276		25,276
Gross carrying amount | $670.0 Million Lease Financing
Disclosure of detailed information about borrowings [line items]
Carrying Value as of December 31, 2020			593,291
Drawdowns			0
Repayments			(23,030)
Other Activity			0
Carrying Value as of June 30, 2021	570,261		570,261
Current	47,130		47,130
Non-Current	523,131		523,131
Gross carrying amount | Unsecured Senior Notes Due 2025
Disclosure of detailed information about borrowings [line items]
Carrying Value as of December 31, 2020			28,100
Drawdowns			30,551
Repayments			0
Other Activity			6
Carrying Value as of June 30, 2021	58,657		58,657
Current	0		0
Non-Current	58,657		58,657
Gross carrying amount | Convertible Notes Due 2022
Disclosure of detailed information about borrowings [line items]
Carrying Value as of December 31, 2020			140,713
Drawdowns			0
Repayments			0
Other Activity			(74,188)
Carrying Value as of June 30, 2021	66,525		66,525
Current	66,525		66,525
Non-Current	0		0
Gross carrying amount | Convertible Notes Due 2025
Disclosure of detailed information about borrowings [line items]
Carrying Value as of December 31, 2020			0
Drawdowns			119,419
Repayments			0
Other Activity			76,844
Carrying Value as of June 30, 2021	196,263		196,263
Current	0		0
Non-Current	196,263		196,263
Deferred financing fees
Disclosure of detailed information about borrowings [line items]
Carrying Value as of December 31, 2020			22,471
Drawdowns			8,800
Repayments			0
Other Activity			(1,102)
Carrying Value as of June 30, 2021	30,169		30,169
Current	6,667		6,667
Non-Current	23,502		23,502
Net carrying amount
Disclosure of detailed information about borrowings [line items]
Carrying Value as of December 31, 2020			3,047,800
Drawdowns			478,197
Repayments			(370,123)
Other Activity			5,076
Carrying Value as of June 30, 2021	3,160,950		3,160,950
Current	445,727		445,727
Non-Current	$ 2,715,223		$ 2,715,223